T. ROWE PRICE Small-Cap Stock Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.7%
COMMUNICATION SERVICES  3.5%
Diversified Telecommunication Services  0.2%
Uniti Group (1) 3,316,278 20,296
20,296
Entertainment  3.2%
Atlanta Braves Holdings, Class C (1) 719,760 29,935
Liberty Media Corp-Liberty Live, Class C (1) 2,128,907 206,440
Madison Square Garden Sports (1) 119,737 27,180
263,555
Interactive Media & Services  0.0%
Reddit, Class A (1) 4,464 1,027
1,027
Media  0.1%
Magnite (1) 407,200 8,869
8,869
Total Communication Services 293,747
CONSUMER DISCRETIONARY  7.7%
Automobile Components  0.2%
Patrick Industries  102,738 10,626
Visteon  78,980 9,467
20,093
Broadline Retail  0.5%
Ollie's Bargain Outlet Holdings (1) 8,333 1,070
Savers Value Village (1) 2,932,125 38,851
39,921
Diversified Consumer Services  0.6%
Bright Horizons Family Solutions (1) 197,643 21,458
Duolingo (1) 47,058 15,145
Frontdoor (1) 228,407 15,370
51,973
Hotels, Restaurants & Leisure  3.4%
Black Rock Coffee Bar, Class A (1) 307,184 7,329

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Cava Group (1) 15,739 951
Dutch Bros, Class A (1) 514,787 26,944
Life Time Group Holdings (1) 1,023,402 28,246
Planet Fitness, Class A (1) 964,804 100,147
Red Rock Resorts, Class A  143,224 8,745
Sportradar Group, Class A (1) 1,290,124 34,704
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027 (1)(2)(3)(4)(5) 3,862,836 14,370
Vail Resorts  9,470 1,416
Wingstop  123,307 31,034
Wyndham Hotels & Resorts  328,270 26,229
280,115
Household Durables  0.5%
Champion Homes (1) 163,914 12,518
Installed Building Products  102,541 25,293
37,811
Leisure Products  0.4%
Peloton Interactive, Class A (1) 3,633,502 32,702
32,702
Specialty Retail  1.3%
Boot Barn Holdings (1) 93,054 15,421
Burlington Stores (1) 110,006 27,996
Floor & Decor Holdings, Class A (1) 465,887 34,336
Urban Outfitters (1) 197,592 14,114
Valvoline (1) 414,057 14,869
106,736
Textiles, Apparel & Luxury Goods  0.8%
Birkenstock Holding (1) 1,104,511 49,979
Kontoor Brands  174,369 13,910
63,889
Total Consumer Discretionary 633,240
CONSUMER STAPLES  1.7%
Beverages  0.0%
Primo Brands  26,719 591
591

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail  0.9%
BJ's Wholesale Club Holdings (1) 296,600 27,658
Grocery Outlet Holding (1) 2,602,657 41,772
PriceSmart  76,200 9,235
78,665
Food Products  0.5%
BRC, Class A (1) 3,572,923 5,574
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $10,490 (1)(2)(5) 568,149 —
Post Holdings (1) 199,340 21,425
Simply Good Foods (1) 586,121 14,547
41,546
Personal Care Products  0.3%
BellRing Brands (1) 99,134 3,604
Interparfums  107,283 10,554
Olaplex Holdings (1) 10,250,428 13,428
27,586
Total Consumer Staples 148,388
ENERGY  3.9%
Energy Equipment & Services  1.9%
Cactus, Class A  426,056 16,817
Schlumberger  667,006 22,925
TechnipFMC  1,588,895 62,682
Weatherford International  758,035 51,872
154,296
Oil, Gas & Consumable Fuels  2.0%
Expand Energy  242,299 25,742
Magnolia Oil & Gas, Class A  567,333 13,542
MEG Energy (CAD)  1,398,481 28,217
PBF Energy, Class A  965,597 29,132
Range Resources  592,885 22,316
Viper Energy, Class A  1,303,812 49,832
168,781
Total Energy 323,077

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS  18.7%
Banks  10.1%
Banc of California  2,979,402 49,309
Blue Foundry Bancorp (1) 671,613 6,105
Cadence Bank  1,409,951 52,929
Columbia Banking System  2,195,996 56,525
CRB Group, Acquisition Date: 4/14/22 - 8/26/25,
Cost $4,372 (1)(2)(5) 52,102 3,387
Dime Community Bancshares  1,074,329 32,047
Dogwood State Bank (1) 479,380 11,289
East West Bancorp  688,206 73,259
Eastern Bankshares  2,018,568 36,637
Equity Bancshares, Class A  665,525 27,087
FB Financial  680,180 37,913
Five Star Bancorp  892,596 28,742
Flagstar Financial  2,173,428 25,103
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,000 (1)(2)(5) 500,044 2,090
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(2)(5) 98,245 49
HarborOne Bancorp  1,156,152 15,724
Home BancShares  959,689 27,159
Kearny Financial  1,201,972 7,897
Live Oak Bancshares  970,801 34,192
Pinnacle Financial Partners  422,419 39,619
Popular  166,300 21,122
Prosperity Bancshares  599,051 39,747
Renasant  1,018,648 37,578
SOUTHSTATE BANK  668,189 66,064
Texas Capital Bancshares (1) 569,429 48,134
USCB Financial Holdings  568,167 9,914
Western Alliance Bancorp  561,011 48,651
838,272
Capital Markets  3.8%
Bullish (1) 106,440 6,771
Cboe Global Markets  235,806 57,831

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Etoro Group, Class A (1) 331,616 13,686
Hamilton Lane, Class A  386,478 52,093
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $11,753 (1)
(2)(5) 839,506 11,753
Miami International Holdings (1) 855,088 34,426
PJT Partners, Class A  144,788 25,733
StepStone Group, Class A  453,256 29,602
Stifel Financial  6,851 777
StoneX Group (1) 256,039 25,840
TMX Group (CAD)  1,426,006 54,552
313,064
Financial Services  2.2%
Marqeta, Class A (1) 8,322,486 43,943
PennyMac Financial Services  820,296 101,618
Rocket, Class A  2,087,093 40,448
Toast, Class A (1) 12,603 460
186,469
Insurance  2.6%
Accelerant Holdings, Class A (1) 540,877 8,054
Baldwin Insurance Group (1) 799,945 22,566
Definity Financial (CAD)  558,804 28,721
Goosehead Insurance, Class A  396,952 29,541
Hagerty, Class A (1) 1,177,066 14,172
Neptune Insurance Holdings, Class A (1) 523,327 9,943
Palomar Holdings (1) 79,055 9,230
RLI  397,749 25,941
Root, Class A (1) 257,068 23,010
TWFG (1)(3) 876,257 24,045
White Mountains Insurance Group  14,363 24,008
219,231
Total Financials 1,557,036
HEALTH CARE  17.2%
Biotechnology  7.9%
Arcellx (1) 717,523 58,909
Ascendis Pharma, ADR (1) 69,655 13,848

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Avidity Biosciences (1) 633,238 27,590
Black Diamond Therapeutics (1) 2,551,767 9,671
Bridgebio Pharma (1) 491,826 25,545
Caris Life Sciences (1) 690,504 20,888
Caris Life Sciences, Acquisition Date: 8/14/20 - 5/11/21,
Cost $12,543 (1)(5) 832,901 25,195
Cytokinetics (1) 1,726,980 94,915
Denali Therapeutics (1) 1,838,064 26,689
Dyne Therapeutics (1) 270,874 3,427
Erasca (1) 3,564,233 7,770
Immatics (1) 4,102,688 34,955
Immunocore Holdings, ADR (1) 2,157,370 78,377
Immunome (1) 3,113,188 36,455
Immunovant (1) 1,804,167 29,083
Ionis Pharmaceuticals (1) 19,576 1,281
Janux Therapeutics (1) 445,218 10,881
Kymera Therapeutics (1) 241,320 13,659
Metsera (1) 838,663 43,887
Nuvalent, Class A (1) 468,841 40,545
Prime Medicine (1) 2,422,877 13,423
Revolution Medicines (1) 697,150 32,557
Tango Therapeutics (1) 241,720 2,030
Vaxcyte (1) 19,252 694
Xenon Pharmaceuticals (1) 230,937 9,272
661,546
Health Care Equipment & Supplies  2.3%
Glaukos (1) 188,202 15,348
iRadimed  27,254 1,939
Masimo (1) 594,413 87,706
Novocure (1) 326,461 4,218
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938 (1)
(2)(5) 3,701,604 1,147
Penumbra (1) 33,794 8,561
PROCEPT BioRobotics (1) 845,133 30,163
QuidelOrtho (1) 1,476,342 43,478
192,560

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services  3.2%
Alignment Healthcare (1) 3,961,863 69,135
BrightSpring Health Services (1) 1,268,337 37,492
Concentra Group Holdings Parent  1,237,641 25,904
GeneDx Holdings (1) 214,083 23,065
HealthEquity (1) 4,793 454
Molina Healthcare (1) 187,880 35,953
Oscar Health, Class A (1) 1,623,251 30,728
RadNet (1) 461,925 35,203
Surgery Partners (1) 262,687 5,685
263,619
Health Care Technology  0.0%
Doximity, Class A (1) 6,695 490
490
Life Sciences Tools & Services  2.3%
Avantor (1) 82,311 1,027
BioLife Solutions (1) 1,867,935 47,651
Bio-Rad Laboratories, Class A (1) 30,704 8,609
Bio-Techne  537,779 29,917
Maravai LifeSciences Holdings, Class A (1) 1,951,889 5,602
Personalis (1) 728,329 4,749
Repligen (1) 236,335 31,591
Sotera Health (1) 2,288,354 35,996
Stevanato Group  1,004,832 25,874
191,016
Pharmaceuticals  1.5%
Amylyx Pharmaceuticals (1) 542,963 7,379
ATAI Life Sciences (1) 976,565 5,166
Axsome Therapeutics (1) 125,340 15,222
Corcept Therapeutics (1) 9,298 773
Elanco Animal Health (1) 4,630,981 93,268
121,808
Total Health Care 1,431,039

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  18.6%
Aerospace & Defense  4.0%
AeroVironment (1) 3,099 976
Firefly Aerospace (1) 116,215 3,407
Karman Holdings (1) 479,229 34,600
Kratos Defense & Security Solutions (1) 488,852 44,666
Leonardo DRS  191,733 8,705
Loar Holdings (1) 741,826 59,346
Mercury Systems (1) 426,401 33,004
VSE  870,877 144,775
329,479
Building Products  1.5%
Advanced Drainage Systems  95,544 13,252
AZZ  533,555 58,227
CSW Industrials  80,884 19,634
Simpson Manufacturing  77,355 12,954
Trex (1) 439,341 22,701
126,768
Commercial Services & Supplies  1.1%
Casella Waste Systems, Class A (1) 497,039 47,159
CECO Environmental (1) 173,267 8,871
MSA Safety  174,924 30,099
Pitney Bowes  510,500 5,825
91,954
Construction & Engineering  1.8%
API Group (1) 2,913,185 100,126
Arcosa  289,693 27,147
Limbach Holdings (1) 144,158 14,001
MYR Group (1) 43,600 9,070
150,344
Electrical Equipment  0.1%
Thermon Group Holdings (1) 320,935 8,575
8,575

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Ground Transportation  0.6%
Saia (1) 180,508 54,037
54,037
Machinery  6.3%
Atmus Filtration Technologies  604,669 27,265
Crane  132,666 24,429
Enpro  209,012 47,237
Esab  996,631 111,364
ESCO Technologies  161,083 34,006
Federal Signal  311,530 37,069
Graco  486,041 41,294
ITT  5,812 1,039
Kadant  34,304 10,208
Middleby (1) 6,590 876
RBC Bearings (1) 250,458 97,751
Spirax Group (GBP)  405,361 37,327
SPX Technologies (1) 145,366 27,152
Standex International  36,642 7,764
Weir Group (GBP)  452,457 16,690
521,471
Professional Services  0.7%
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339 (1)(2)
(5) 568,563 3,491
Parsons (1) 670,368 55,587
Paylocity Holding (1) 4,819 767
59,845
Trading Companies & Distributors  2.5%
Diploma (GBP)  385,438 27,588
FTAI Aviation  285,656 47,665
McGrath RentCorp  28,409 3,332
QXO (1) 1,429,281 27,242
Rush Enterprises, Class A  477,976 25,557
SiteOne Landscape Supply (1) 575,370 74,108
205,492
Total Industrials & Business Services 1,547,965

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  13.4%
Electronic Equipment, Instruments & Components  2.8%
Advanced Energy Industries  108,292 18,425
Badger Meter  85,702 15,305
Bel Fuse, Class B  79,401 11,197
Mirion Technologies (1) 6,504,453 151,293
Novanta (1) 107,864 10,803
Teledyne Technologies (1) 49,238 28,855
235,878
IT Services  0.1%
Applied Digital (1) 524,253 12,026
12,026
Semiconductors & Semiconductor Equipment  4.1%
Entegris  694,739 64,236
Impinj (1) 74,561 13,477
Lattice Semiconductor (1) 1,888,887 138,493
MACOM Technology Solutions Holdings (1) 506,446 63,047
Rambus (1) 314,038 32,723
Semtech (1) 439,136 31,376
343,352
Software  6.4%
Amplitude, Class A (1) 2,299,180 24,647
Aurora Innovation (1) 3,581,185 19,303
CCC Intelligent Solutions Holdings (1) 2,113,421 19,253
Cellebrite DI (1) 3,991,750 73,967
Clearwater Analytics Holdings, Class A (1) 1,367,955 24,651
Confluent, Class A (1) 781,287 15,469
Descartes Systems Group (1) 771,579 72,706
I3 Verticals, Class A (1) 887,583 28,811
Intapp (1) 168,411 6,888
InterDigital  79,816 27,555
JFrog (1) 648,447 30,691
nCino (1) 822,335 22,293
Onestream (1) 1,440,793 26,554
PAR Technology (1)(3) 2,048,910 81,096

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Riot Platforms (1) 48,300 919
Varonis Systems (1) 473,144 27,192
Workiva (1) 327,497 28,191
530,186
Technology Hardware, Storage & Peripherals  0.0%
IonQ (1) 11,255 692
692
Total Information Technology 1,122,134
MATERIALS  4.9%
Chemicals  0.6%
Element Solutions  1,869,811 47,063
47,063
Construction Materials  0.5%
Knife River (1) 345,905 26,590
United States Lime & Minerals  145,106 19,088
45,678
Containers & Packaging  0.8%
International Paper  1,356,277 62,931
62,931
Metals & Mining  2.7%
Capstone Copper (CAD) (1) 3,734,253 31,716
OR Royalties  3,562,325 142,778
Royal Gold  98,351 19,727
Warrior Met Coal  504,377 32,099
226,320
Paper & Forest Products  0.3%
Louisiana-Pacific  327,558 29,100
29,100
Total Materials 411,092
REAL ESTATE  4.5%
Hotel & Resort Real Estate Investment Trusts  0.2%
Ryman Hospitality Properties, REIT  181,364 16,248
16,248

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts  0.9%
EastGroup Properties, REIT  162,245 27,461
Terreno Realty, REIT  771,253 43,769
71,230
Real Estate Management & Development  1.2%
Colliers International Group  319,774 49,952
FirstService  277,601 52,880
102,832
Residential Real Estate Investment Trusts  0.7%
Flagship Communities REIT (3) 1,326,967 25,212
Independence Realty Trust, REIT  2,265,018 37,124
62,336
Retail Real Estate Investment Trusts  0.8%
Curbline Properties, REIT  2,219,194 49,488
Macerich, REIT  803,287 14,620
64,108
Specialized Real Estate Investment Trusts  0.7%
CubeSmart, REIT  1,500,273 61,001
61,001
Total Real Estate 377,755
UTILITIES  3.3%
Electric Utilities  1.6%
Hawaiian Electric Industries (1) 2,293,407 25,319
IDACORP  435,542 57,557
OGE Energy  1,075,113 49,745
TXNM Energy  14,599 826
133,447
Gas Utilities  1.1%
Chesapeake Utilities  559,373 75,342
Southwest Gas Holdings  202,254 15,845
91,187
Water Utilities  0.6%
California Water Service Group  687,640 31,556

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Middlesex Water  364,078 19,704
51,260
Total Utilities 275,894
Total Miscellaneous Common Stocks  0.3% (6) 24,006
Total Common Stocks (Cost $6,111,455) 8,145,373
CONVERTIBLE PREFERRED STOCKS  2.3%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,812 (1)
(2)(3)(4)(5) 758,455 2,821
2,821
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $10,756 (1)(2)
(5) 1,848,191 1,922
1,922
Total Consumer Discretionary 4,743
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3,841 (1)(2)(5) 208,032 —
Total Consumer Staples —
FINANCIALS  0.1%
Banks  0.1%
CRB Group, Series D, Acquisition Date: 1/28/22,
Cost $9,075 (1)(2)(5) 86,312 5,610
Total Financials 5,610
HEALTH CARE  1.0%
Biotechnology  0.2%
Kardigan, Series B, Acquisition Date: 9/4/25, Cost $8,232 (1)
(2)(5) 385,333 8,232
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $8,197 (1)(2)(5) 2,483,812 8,197
16,429
Health Care Equipment & Supplies  0.2%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $5,415 (1)
(2)(5) 5,330,753 4,411

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $5,246 (1)
(2)(5) 10,806,506 6,994
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $4,351 (1)
(2)(5) 6,722,576 4,351
15,756
Health Care Providers & Services  0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397 (1)(2)(5) 3,902,227 5,229
5,229
Life Sciences Tools & Services  0.5%
Bruker, 6.38%, 9/1/28  91,082 24,756
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $4,754 (1)(2)
(5) 403,512 4,753
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $5,808 (1)(2)(5) 553,678 1,661
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,793 (1)(2)(5) 497,323 7,992
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $11,631 (1)(2)(5) 261,906 4,209
43,371
Total Health Care 80,785
INDUSTRIALS & BUSINESS SERVICES  0.3%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $5,882 (1)(2)(5) 148,209 33
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11,512 (1)
(2)(5) 2,061,623 7,463
Epirus, Series D, Acquisition Date: 1/21/25, Cost $1,132 (1)(2)
(5) 408,092 1,477
8,973
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $5,112 (1)(2)
(5) 420,147 2,202
Flexe, Series D, Acquisition Date: 4/7/22, Cost $3,033 (1)(2)(5) 148,715 779
2,981
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $5,620 (1)
(2)(5) 269,870 173
173

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Professional Services  0.2%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881 (1)(2)
(5) 852,879 5,237
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,857 (1)(2)
(5) 1,176,033 7,221
12,458
Total Industrials & Business Services 24,585
INFORMATION TECHNOLOGY  0.3%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277 (1)(2)(5) 293,317 428
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $1,811 (1)
(2)(5) 95,996 140
568
Semiconductors & Semiconductor Equipment  0.1%
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $9,109 (1)(2)(5) 113,529 9,676
9,676
Software  0.2%
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576 (1)(2)(5) 886,735 11,351
Nuro, Series D, Acquisition Date: 10/29/21, Cost $5,450 (1)(2)
(5) 261,432 3,388
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $5,397 (1)(2)(5) 1,068,639 3,676
18,415
Total Information Technology 28,659
MATERIALS  0.6%
Chemicals  0.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $7,078 (1)(2)(5) 149,321 7,029
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813 (1)
(2)(5) 237,759 4,332
11,361
Metals & Mining  0.4%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $5,885 (1)(2)(5) 214,677 23,368

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $9,035 (1)(2)(5) 106,359 11,577
34,945
Total Materials 46,306
Total Convertible Preferred Stocks (Cost $240,539) 190,688
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 4.16% (3)(7) 28,874,347 28,874
Total Short-Term Investments (Cost $28,874) 28,874
Total Investments in Securities  100.3%
(Cost $6,380,868) $ 8,364,935
Other Assets Less Liabilities (0.3)% (26,505)
Net Assets 100.0% $ 8,338,430
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Affiliated Companies
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $227,414 and represents 2.7% of net assets.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Flagship Communities REIT  $ 20 $ 4,716 $ 469
PAR Technology  1,912 (48,730) —
Torchys Holdings  — (1) —
Torchys Holdings, Class A  — — —
TWFG  55 (2,380) —
T. Rowe Price Government Reserve Fund,
4.16% — — 546
Totals $ 1,987# $ (46,395) $ 1,015+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
Flagship Communities REIT  $ 15,192 $ 5,397 $ 93 $ 25,212
PAR Technology  * 43,910 1,928 81,096
Torchys Holdings  2,822 — — 2,821
Torchys Holdings, Class A  14,370 — — 14,370
TWFG  * 8,919 69 24,045
T. Rowe Price Government
Reserve Fund, 4.16% 56,752  ¤  ¤ 28,874
Total $ 176,418^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,015 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $201,185.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Stock Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Cap
Stock Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Small-Cap Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Small-Cap Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Small-Cap Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $(20,011,000) for the period ended September 30, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,849,137 $ 259,949 $ 36,287 $ 8,145,373
Convertible Preferred Stocks 24,756 — 165,932 190,688
Short-Term Investments 28,874 — — 28,874
Total $ 7,902,767 $ 259,949 $ 202,219 $ 8,364,935
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
9/30/25
Investment in Securities
Common Stocks $ 45,386 $ (2,120) $ 13,543 $ (20,522) $ 36,287
Convertible Bonds 4,745 501 — (5,246) —
Convertible Preferred Stocks 177,746 (15,607) 36,768 (32,975) 165,932
Total $ 227,877 $ (17,226) $ 50,311 $ (58,743) $ 202,219

T. ROWE PRICE Small-Cap Stock Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F65-054Q3 09/25